Accounting Policies - IFRS 16 Leases (Details) - Forecast - Adoption of IFRS 16 € in Millions	Jan. 01, 2019 EUR (€)
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 7,400
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 8,100